December 26, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Eagle Series Trust
File Nos. 033-57986; 811-07470
Post-Effective Amendment No. 69

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (the “Trust”) is Post-Effective Amendment No. 69 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Eagle Small Cap Stock Fund (the “Fund”), a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to address comments received from the Securities and Exchange Commission staff and to make non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on December 31, 2012, pursuant to Rule 485(b) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine Rosenberger

Attachments

cc:          Richard J. Rossi
Susan L. Walzer
Eagle Asset Management, Inc.